Exceptional items (Tables)	12 Months Ended
Dec. 31, 2022
Exceptional items
Schedule of exceptional items

	Year ended December 31,
	2022	2021	2020
	$’m	$’m	$’m
Start-up related and other costs	67	30	7
Exceptional items – cost of sales	67	30	7
Transaction-related and other costs	23	242	13
Exceptional items – SG&A expenses	23	242	13
Exceptional finance (income)/expense	(218)	57	—
Exceptional items – finance (income)/expense	(218)	57	—
Exceptional income tax credit (note 7)	(17)	(17)	(14)
Total exceptional items, net of tax	(145)	312	6